Note P - Regulatory Matters	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
Note
P
- Regulatory Matters

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies.  Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.  The final rules implementing Basel Committee on Banking Supervision’s capital guidelines for U.S. banks (Basel III rules) became effective for the Company and the Bank on
January 1, 2015
with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by
January 1, 2019.
Minimum requirements increased for both the quantity and quality of capital held by the Company and the Bank. The rules include a new common equity tier
1
capital to risk-weighted assets ratio of
4.5%
and a capital conservation buffer of
2.5%
of risk-weighted assets. The capital conservation buffer began to phase in on
January 1, 2016
at
0.625%,
and increased by the same amount on each subsequent
January 1
over a
four
-year period. The fully phased-in capital conservation buffer as of
January 1, 2019
is
2.5%.
For
2018
and
2017,
the phase-in transition portion of that buffer was
1.875%
and
1.25%,
respectively. Further, Basel III rules increased the minimum ratio of tier
1
capital to risk-weighted assets from
4.0%
to
6.0%,
and all banks are now subject to a
4.0%
minimum leverage ratio. The required total risk-based capital ratio was unchanged. Failure to maintain the required common equity tier
1
capital conservation buffer will result in potential restrictions on a bank's ability to pay dividends, repurchase stock and/or pay discretionary compensation to its employees.

Prompt corrective action regulations applicable to insured depository institutions provide five
classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not
used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end
2018
and
2017,
 the Bank met the capital requirements to be deemed well capitalized under the regulatory framework for prompt corrective action. Regulations of the Board of Governors of the Federal Reserve System (the “FRB”) require a state-chartered bank that is a member of a Federal Reserve Bank to maintain certain amounts and types of capital and generally also require bank holding companies to meet such requirements on a consolidated basis. The FRB generally requires bank holding companies that have chosen to become financial holding companies to be “well capitalized,” as defined by FRB regulations, in order to continue engaging in activities permissible only to bank holding companies that are registered as financial holding companies. If, however, a bank holding company, whether or not
also a financial holding company, satisfies the requirements of the Federal Reserve’s Small Bank Holding Company and Small Savings and Loan Holding Company Policy (the “SBHCP”), the holding company is not
required to meet the consolidated capital requirements. As amended effective in
September 2018,
the SBHCP requires that the holding company have assets of less than
$3
billion, that it meet certain qualitative requirements, and that all of the holding company’s bank subsidiaries meet all bank capital requirements. As of
December 31, 2018,
the Company was deemed to meet the SBHCP requirements and so was not
required to meet consolidated capital requirements at the holding company level.

The following table summarizes the capital ratios (excluding the capital conservation buffer) of the Company and the Bank. The minimums for the Company are those that would have been required if the Company was not
a small bank holding company under the SBHCP.

	Actual		Minimum Regulatory	Minimum To Be Well
2018	Amount	Ratio	Capital Ratio	Capitalized (1)
Total capital (to risk weighted assets)
Consolidated	$127,487	17.7%	8.0%	10.0%
Bank	114,947	16.2	8.0	10.0
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	112,259	15.6	4.5	N/A
Bank	108,547	15.3	4.5	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	120,759	16.7	6.0	6.0
Bank	108,547	15.3	6.0	8.0
Tier 1 capital (to average assets)
Consolidated	120,759	11.8	4.0	N/A
Bank	108,547	10.7	4.0	5.0

	Actual		Minimum Regulatory	Minimum To Be Well
2017	Amount	Ratio	Capital Ratio	Capitalized (1)
Total capital (to risk weighted assets)
Consolidated	$118,456	16.6%	8.0%	10.0%
Bank	107,929	15.3	8.0	10.0
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	102,457	14.3	4.5	N/A
Bank	100,759	14.3	4.5	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	110,957	15.5	6.0	6.0
Bank	100,759	14.3	6.0	8.0
Tier 1 capital (to average assets)
Consolidated	110,957	11.0	4.0	N/A
Bank	100,759	10.1	4.0	5.0

(1)
For the Company, these amounts would be required for the Company to engage in activities permissible only for a bank holding company that meets the financial holding company requirements if the Company were not
subject to the SBHCP. For the Bank, these are the amounts required for the Bank to be deemed well capitalized under the prompt corrective action regulations.

Dividends paid by the subsidiaries are the primary source of funds available to Ohio Valley for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the subsidiaries to Ohio Valley is subject to restrictions by regulatory authorities and state law. These restrictions generally limit dividends to the current and prior two
years retained earnings of the Bank and Loan Central, Inc., and
90%
of the prior year’s net income of OVBC Captive, Inc. At
January 1, 2019
approximately
$12,480
of the subsidiaries’ retained earnings were available for dividends under these guidelines. In addition to these restrictions, dividend payments cannot reduce regulatory capital levels below minimum regulatory guidelines. The amount of dividends payable by the Bank is also restricted if the Bank does not
hold a capital conservation buffer. The ability of Ohio Valley to borrow funds from the Bank is limited as to amount and terms by banking regulations. The Board of Governors of the Federal Reserve System also has a policy requiring Ohio Valley to provide notice to the FRB in advance of the payment of a dividend to Ohio Valley’s shareholders under certain circumstances, and the FRB may
disapprove of such dividend payment if the FRB determines the payment would be an unsafe or unsound practice.